Schedule of Assumptions (Details)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Discount rate	2.25%
Estimated rate of compensation increase	1.25%
Periodic costs discount rate	2.25%
Periodic costs of estimated rate of compensation increase	1.25%
Periodic costs of expected average rate of return on plan assets	3.85%